Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 388,636.71
Interest Amount	0.00
Total Offset Amount	108,059.82
Net Fee	$ 280,576.89
Offset Table N/A
Securities 424I N/A
Total Fee and Interest Amount	388,636.71